CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Convertible Notes Payable	$ 543,167	$ 633,167
Deferred financing costs	(75,700)	(75,700)
Less unamortized discount	0	(57,158)
Convertible Notes Payable Net	467,467	500,319
Convertible Notes Payable, Current	(363,167)	(233,167)
Convertible Notes Payable, Noncurrent	104,300	267,152
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	205,000	295,000
Convertible notes payable 1 [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	55,000	55,000
Convertible notes payable 2 [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	50,000	50,000
Convertible notes payable 3 [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	125,000	125,000
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	33,167	33,167
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	$ 75,000	$ 75,000